Severance Indemnities and Pension Plans (Schedule of Fair Value of each Major Category of Plan Assets for Other Post Retirement Plan Investments) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Other post retirement plan investments, Assets category [Member] | Foreign Offices and Subsidiaries [Member] | Level 1 [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	¥ 7,980	[1]	¥ 7,897	[1]
Other post retirement plan investments, Assets category [Member] | Foreign Offices and Subsidiaries [Member] | Level 2 [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	6,063	[1]	6,343	[1]
Other post retirement plan investments, Assets category [Member] | Foreign Offices and Subsidiaries [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	14,043	[1]	14,240	[1]
Domestic Subsidiaries [Member]
Defined Benefit Plan, Fair Value of Plan Assets	52,957		38,457		30,787
Domestic Subsidiaries [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	37,694		26,934		17,848
Foreign Offices and Subsidiaries [Member]
Defined Benefit Plan, Fair Value of Plan Assets	10,338		5,648		7,881
Foreign Offices and Subsidiaries [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	¥ 9,982		¥ 5,085		¥ 7,481

[1]	Other investment funds mainly consist of mutual funds and common collective funds.